Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	€ (5,021)	€ (7,475)	€ (938)
Other comprehensive loss:
Foreign currency translation adjustments	154	315	(274)
Provision for retirement indemnities	(48)	(52)	70
Comprehensive income (loss), net of tax	€ (4,915)	€ (7,213)	€ (1,143)